Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Charters-out [Abstract]
Minimum Future Charter Revenue

Period/Year	Amount
July to December 2017	166,514
2018	223,755
2019	170,091
2020	161,761
2021 to 2028	502,246

Minimum charter payments	1,224,367